                   RESERVE EMERGING GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)


1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Reserve Emerging Growth Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

    SECURITY VALUATION

    Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

    Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $18,959, and decreased aggregate paid in capital by $18,959.

    EXPENSES

    Each series is charged only for its direct or allocated (in proportion to net assets) share of expenses.

    FEDERAL INCOME TAXES

    It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2.  INVESTMENT ACTIVITY

    Purchases and sales of securities for the six-monhts ended November 30, 1995, other than short-term securities, aggregated $1,149,478 and $494,264 respectively.

                   RESERVE EMERGING GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



3.  INVESTMENT MANAGEMENT AGREEMENT

    Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of the Fund. RMCI is a majority shareholder of the Fund.

4.  DISTRIBUTION ASSISTANCE

    Pursuant to a Distribution Plan, the Fund will make payments of .25% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period the Fund paid $2,828 in distribution expenses to RMCI.

5.  CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the six-months ended November 30, 1995 were as follows:


                                            Shares                       Amount
                                            ------                     ----------
Shares:
    Sold                                    85,043                     $1,245,630
    Reinvested                               5,916                         93,770
    Redeemed                                (7,717)                      (115,550)
                                            ------                     ----------
    Net Increase in shares                  83,242                     $1,223,850
                                            ======                     ==========

                          RESERVE EMERGING GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                        NOVEMBER 30, 1995 - (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $1,739,602)                                                                                           $2,520,419
Cash                                                                                                           571,231
Receivable for investment securities sold                                                                       12,250
Dividends receivable                                                                                                31
                                                                                                            ----------
    Total Assets                                                                                             3,103,931
                                                                                                            ----------


LIABILITIES
Payable for investment securities purchased                                                                     75,720
Accrued comprehensive fee                                                                                        3,465
Other payables and accured expenses                                                                             11,930
                                                                                                            ----------
    Total Liabilities                                                                                           91,115
                                                                                                            ----------

NET ASSETS                                                                                                  $3,012,816
                                                                                                            ==========

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                                                                   $      185
Additional paid in capital                                                                                   2,212,137
Accumulated undistributed net realized gain on investments                                                      19,677
Net unrealized appreciation on investments                                                                     780,817
                                                                                                            ----------

NET ASSETS, at value, applicable to 184,855 outstanding shares
    of Beneficial Interest (Note 5)                                                                         $3,012,816
                                                                                                            ==========

NET ASSET VALUE, and redemption price per share ($3,012,816 / 184,855)                                         $ 16.30
                                                                                                               =======
Maximum offering price per share (100/95.5 of $16.30)                                                          $ 17.07
                                                                                                               =======

                          RESERVE EMERGING GROWTH FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)



                                                                                                    SIX-MONTHS ENDED
                                                                                                    NOVEMBER 30, 1995
                                                                                                    -----------------
INVESTMENT INCOME
Dividends                                                                                             $      835


EXPENSES
Comprehensive fee (Note 3)                                                $  16,966
12b-1 Fee (Note 4)                                                            2,828
                                                                          ---------
    Total Expenses                                                                                        19,794
                                                                                                      ----------


NET INVESTMENT LOSS                                                                                      (18,959)
                                                                                                      ----------

Realized and Unrealized Gain on Investments
Net realized gain on investment securities: (Note 1)
    Proceeds from sales of securities                                       494,264
    Cost of securities sold                                                 446,230                       48,034
                                                                          ---------
Change in net unrealized appreciation on investments                                                     612,920
                                                                                                      ----------
Net realized and unrealized gain on investments                                                          660,954
                                                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $  641,995
                                                                                                      ==========

                          RESERVE EMERGING GROWTH FUND
                STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                                                       NOVEMBER 14, 1994
                                                                                                        (COMMENCEMENT OF
                                                                 SIX-MONTHS ENDED                     OPERATIONS) THROUGH
                                                                 NOVEMBER 30, 1995                       MAY 31, 1995
                                                                 -----------------                  -----------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                                               $   (18,959)                        $    (9,569)
    Net realized gain from investments                                     48,034                              65,542
    Change in net unrealized appreciation from investments                612,920                             167,897
                                                                      -----------                         -----------
    Net increase in net assets resulting from operations                  641,995                             223,870
                                                                      -----------                         -----------
    Distributions to shareholders from net
       investment gain                                                    (93,899)                                  0
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
    Net proceeds from sales of shares                                   1,245,630                           2,268,282
    Reinvestment of distributions                                          93,770                                   0
    Cost of shares redeemed                                              (115,550)                         (1,251,282)
                                                                      -----------                         -----------
    Net increase in net assets resulting from
       share transactions                                               1,223,850                           1,017,000
                                                                      -----------                         -----------
NET INCREASE IN NET ASSETS                                              1,771,946                           1,240,870

NET ASSETS:
    Beginning of period                                                 1,240,870                                   0
                                                                      -----------                         -----------
    END OF PERIOD                                                     $ 3,012,816                         $ 1,240,870
                                                                      ===========                         ===========

                   RESERVE EMERGING GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)


6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                                      NOVEMBER 14, 1994
                                                                                                      (COMMENCEMENT OF
                                                                  SIX-MONTHS ENDED                   OPERATIONS) THROUGH
                                                                  NOVEMBER 30, 1995                      MAY 31, 1995
                                                                  -----------------                 ---------------------
    NET ASSET VALUE, beginning of period                               $12.21                               $10.00
                                                                       ------                               ------
    Income from investment operations
         Net investment loss                                             (.10)                                (.09)
         Net realized and unrealized gain                                4.72                                 2.30
                                                                       ------                               ------
    Total from investment operations                                     4.62                                 2.21
                                                                       ------                               ------
    Less distribution from net realized gain                            (0.53)                                   0
                                                                       ------                               ------
    NET ASSET VALUE, end of period                                     $16.30                               $12.21
                                                                       ======                               ======
    Total Return                                                        37.96%(2)                            22.10%(2)

    RATIOS/SUPPLEMENTAL DATA
    ------------------------

    Net assets in thousands, end of period                             $3,013                               $1,241
    Ratio of expenses to average net assets                              1.75%(1)                             1.75%(1)
    Ratio of net investment loss to average
       net assets                                                       (1.68)%(1)                           (1.62)%(1)

    Portfolio turnover rate                                                50%(1)                               43%(1)

    ---------------------------------

    (1)  Annualized
    (2) Total return is not annualized, and does not reflect impact of sales load.

                          RESERVE EMERGING GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)

   COMMON STOCKS                                                                                                 VALUE
                                                                               SHARES                          (NOTE 1)
                                                                               ------                          --------
   BIO-TECHNOLOGY (3.0%)
*  Genzyme Corp.                                                                1,400                          $ 91,350
                                                                                                               --------

   CAPITAL GOODS - DIVERSIFIED (1.3%)
   Danaher Corp.                                                                1,300                            39,975
                                                                                                               --------

   CAPITAL GOODS/INDUSTRIAL  (6.6%)
*  Jabil Circuit Inc.                                                           2,500                            51,875
   Magna International Inc. Cl. A                                                 700                            30,450
*  Richey Electronics Inc.                                                      3,500                            40,688
*  SCI Systems                                                                    500                            16,750
*  Vishay Intertechnology Inc.                                                  1,680                            58,800
                                                                                                               --------
                                                                                                                198,563
                                                                                                               --------
   COMMUNICATION - EQUIPMENT (7.5%)
*  Anadigics Inc.                                                               2,000                            39,500
   E.C.I. Telecom Ltd                                                           1,800                            38,250
*  Premisys Communications                                                      1,000                            96,250
   Scientific-Atlanta Inc.                                                      2,100                            33,337
*  Spectrian Corp.                                                                800                            18,600
                                                                                                               --------
                                                                                                                225,937
                                                                                                               --------
   COMMUNICATION - NETWORK (3.9%)
*  Heartland Wireless Communications Inc.                                       1,500                            42,563
*  IntelCom Group Inc.                                                          2,000                            19,500
   Lin Television Corp.                                                         1,200                            34,500
*  People's Choice TV Corp.                                                     1,000                            21,750
                                                                                                               --------
                                                                                                                118,313
                                                                                                               --------
   COMPUTER NETWORKING (11.2%)
*  Ascend Communications Inc.                                                   1,800                           128,700
*  Bay Networks Inc.                                                            1,950                            87,750
*  Shiva Corp.                                                                    900                            66,600
*  3 Com Corp.                                                                  1,200                            54,900
                                                                                                               --------
                                                                                                                337,950
                                                                                                               --------
   COMPUTER SOFTWARE (4.0%)
*  Data Translation Inc.                                                        3,500                            68,250
*  Symantec Corp.                                                               2,000                            53,000
                                                                                                               --------
                                                                                                                121,250
                                                                                                               --------
   CONSUMER GROWTH (2.9%)
*  Conso Products Co.                                                           3,750                            59,062
*  Electronic Arts Co.                                                            800                            27,300
                                                                                                               --------
                                                                                                                 86,362
                                                                                                               --------
   ELECTRONIC COMPONENTS - SEMICONDUCTOR (7.1%)
*  Cirrus Logic Inc.                                                            1,000                            29,000
*  Credence Systems Corp.                                                       1,500                            44,625
*  Electroglas Inc.                                                             1,000                            59,500
*  GaSonics International Corp.                                                 1,050                            18,638
*  KLA Instruments Corp.                                                        1,000                            34,500
*  Kulicke & Soffa Industries Inc.                                              1,000                            28,375
                                                                                                               --------
                                                                                                                214,638
                                                                                                               --------
   ENERGY (1.4%)
   Cross Timbers Oil Co.                                                        2,500                            43,125
                                                                                                               --------

                          RESERVE EMERGING GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)


   COMMON STOCKS (CONTINUED)                                                                                    VALUE
                                                                               SHARES                          (NOTE 1)
                                                                               ------                          --------
   HEALTH SERVICES (11.1%)
*  HCIA Inc.                                                                    3,000                        $  137,750
*  HPR Inc.                                                                     1,500                            43,500
*  National Dentex Corp.                                                        3,000                            62,250
*  PhyCor Inc.                                                                  2,025                            90,619
                                                                                                             ----------
                                                                                                                334,119
                                                                                                             ----------
   MANAGED CARE (7.5%)
*  Healthsource Inc.                                                            1,000                            62,500
*  PacifiCare Health Systems Inc. CI.B                                            900                            78,075
*  Physicians Health Services CI.A                                              2,000                            84,500
                                                                                                             ----------
                                                                                                                225,075
                                                                                                             ----------
   MISC. CONSUMER (3.1%)
*  Data Documents Inc.                                                          4,000                            34,500
*  On Assignment Inc.                                                           2,000                            58,500
                                                                                                             ----------
                                                                                                                 93,000
                                                                                                             ----------

   RESTAURANTS (3.5%)
*  Cheesecake Factory Inc.                                                      2,100                            47,250
*  Outback Steakhouse Inc.                                                      1,600                            58,400
                                                                                                             ----------
                                                                                                                105,650
                                                                                                             ----------
   RETAIL - SPECIALTY (3.1%)
*  Staples Inc.                                                                 2,250                            57,375
*  The Sports Authority Inc.                                                    1,700                            35,912
                                                                                                             ----------
                                                                                                                 93,287
                                                                                                             ----------
   SYSTEM SOFTWARE/CLIENT SERVER (2.6%)
*  Informix Corp.                                                               2,000                            55,375
*  Tivoli Systems Inc.                                                            700                            20,825
                                                                                                             ----------
                                                                                                                 76,200
                                                                                                             ----------

   TELECOMMUNICATIONS EQUIPMENT  (3.8%)
*  Comverse Technology                                                          2,400                            54,000
*  DSC Communications                                                           1,000                            39,625
*  P-COM Inc.                                                                   1,200                            21,000
                                                                                                             ----------
                                                                                                                114,625
                                                                                                             ----------

   TOTAL COMMON STOCKS (Cost $1,739,602) (83.6%)                                                              2,519,419

   Other assets, less liabilities (16.4%)                                                                       493,397
                                                                                                             ----------
   NET ASSETS ( 100%)                                                                                        $3,012,816
                                                                                                             ==========

   Value of investments are shown as a percentage of Net Assets

*  Non-income producing security.
   For Federal income tax purposes the tax basis of investments owned at November 30, 1995 was $1,739,602, the aggregate gross unrealized appreciation for all investments was $854,558 and aggregate gross unrealized depreciation for all investments was $73,741.





                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE INTERNATIONAL EQUITY FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Reserve International Equity Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $7,236, and decreased aggregate paid in capital by $7,236.

     EXPENSES

     Each series is charged only for its direct or allocated (in proportion to net assets) share of expenses.

     FEDERAL INCOME TAXES

     It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2.   INVESTMENT ACTIVITY

     Purchases and sales of securities, for the period July 13, 1995 (commencement of operations) through November 30, 1995, other than short-term securities, aggregated $1,920,228 and $404,341 respectively.

                 RESERVE INTERNATIONAL EQUITY FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



3.   INVESTMENT MANAGEMENT AGREEMENT

     Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.75% of the average daily net assets of the Fund. RMCI is a shareholder of the Fund.

4.   DISTRIBUTION ASSISTANCE

     Pursuant to a Distribution Plan, the Fund will make payments of .25% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period, the Fund paid $1,548 in distribution expenses to RMCI.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions in capital stock for the period July 13, 1995 (commencement of operations) through November 30, 1995 were as follows:


                                            Shares                              Amount
                                          ---------                           ----------
Shares:
     Sold                                   188,132                           $1,879,727
     Redeemed                               (10,448)                            (105,000)
                                          ---------                           ----------
     Net Increase in Shares                 177,684                           $1,774,727
                                          =========                           ==========

                       RESERVE INTERNATIONAL EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1995 (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $1,481,365)                                                                                          $ 1,560,794
Cash                                                                                                           225,232
Receivable for foreign investment securities sold                                                               36,995
Dividends receivable                                                                                               838
                                                                                                           -----------
    Total Assets                                                                                             1,823,859
                                                                                                           -----------


LIABILITIES
Accrued comprehensive fee                                                                                        9,988
Other payables and accrued expenses                                                                              1,472
                                                                                                           -----------
    Total Liabilities                                                                                           11,460
                                                                                                           -----------

NET ASSETS                                                                                                 $ 1,812,399
                                                                                                           ===========

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                                                                  $       178
Additional paid in capital                                                                                   1,767,313
Accumulated net realized loss on investments                                                                   (34,521)
Net unrealized appreciation on investments                                                                      79,429
                                                                                                           -----------

NET ASSETS, at value, applicable to 177,684 outstanding shares
    of Beneficial Interest (Note 5)                                                                        $ 1,812,399
                                                                                                           ===========

NET ASSET VALUE, and redemption price per share ($1,812,399 / 177,684)                                        $  10.20
                                                                                                              ========
Maximum offering price per share (100/95.5 of $10.20)                                                         $  10.68
                                                                                                              ========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                       RESERVE INTERNATIONAL EQUITY FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)




                                                                                                      JULY 13, 1995
                                                                                                    (COMMENCEMENT OF
                                                                                                   OPERATIONS) THROUGH
                                                                                                    NOVEMBER 30, 1995
                                                                                                    -----------------
INVESTMENT INCOME
Dividends                                                                                                $  5,139


EXPENSES
Comprehensive fee (Note 3)                                                 $  10,827
12b-1 Fee (Note 4)                                                             1,548
                                                                           ---------
Total expenses                                                                                             12,375
                                                                                                         --------

NET INVESTMENT LOSS                                                                                        (7,236)
                                                                                                         --------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment securities: (Note 1)
    Proceeds from sales of securities                                        404,341
    Cost of securities sold                                                  438,862                      (34,521)
                                                                           ---------
Net unrealized appreciation on investments                                                                 79,429
                                                                                                         --------
Net realized and unrealized gain on investments                                                            44,908
                                                                                                         --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 37,672
                                                                                                         ========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                       RESERVE INTERNATIONAL EQUITY FUND
               STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                     JULY 13, 1995
                                                                   (COMMENCEMENT OF
                                                                  OPERATIONS) THROUGH
                                                                   NOVEMBER 30, 1995
                                                                   -----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                                                $   (7,236)
    Net realized loss from investments                                    (34,521)
    Net unrealized appreciation from investments                           79,429
                                                                       ----------
    Net increase in net assets resulting from
       operations                                                          37,672
                                                                       ----------

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
    Net proceeds from sales of shares                                   1,879,727
    Cost of shares redeemed                                              (105,000)
                                                                       -----------
    Net increase in net assets resulting from
       share transactions                                               1,774,727
                                                                       ----------
NET INCREASE IN NET ASSETS                                              1,812,399
                                                                       ----------

NET ASSETS:
    Beginning of period                                                         0
                                                                       ----------
    END OF PERIOD                                                      $1,812,399
                                                                       ==========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE INTERNATIONAL EQUITY FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                JULY 13, 1995
                                                              (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                              NOVEMBER 30, 1995
                                                            -------------------
    NET ASSET VALUE, beginning of period                             $10.00
                                                                     ------
    Income from investment operations
         Net investment loss                                          (0.04)
         Net realized and unrealized gain                              0.24
                                                                     ------
    Total from investment operations                                   0.20
                                                                     ------
    NET ASSET VALUE, end of period                                   $10.20
                                                                     ======

    Total Return                                                       2.00%(2)


    RATIOS/SUPPLEMENTAL DATA
    ------------------------

    Net assets in thousands, end of period                           $1,812
    Ratio of expenses to average net assets                            2.00%(1)
    Ratio of net investment loss to average
      net assets                                                      (1.14)%(1)

    Portfolio turnover rate                                              74%(1)

    ---------------------------------

    (1) Annualized
    (2) Total return is not annualized, and does not reflect impact of sales load.

                       RESERVE INTERNATIONAL EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)


                                                                                                               VALUE
   COMMON STOCKS                                                               SHARES                        (NOTE 1)
                                                                               ------                        --------
   AUSTRALIA (1.8%)
   Coca Cola Amatil Ltd.                                                        4,042                       $  32,763
                                                                                                            ---------

   DENMARK (1.1%)
   Brodrewe Hartman                                                                85                          20,638
                                                                                                            ---------

   FINLAND (1.2%)
   Nokia                                                                          400                          22,694
                                                                                                            ---------

   FRANCE (3.5%)
   Carrefour                                                                       35                          19,311
   Castorama Dubois                                                               100                          15,826
   Sidel                                                                           90                          28,307
                                                                                                            ---------
                                                                                                               63,444
                                                                                                            ---------
   GERMANY (6.2%)
   Fielmann AG                                                                    550                          28,626
   Fresenius AG                                                                    35                          28,014
   Gehe AG                                                                         65                          29,427
   Veba AG                                                                        650                          26,506
                                                                                                            ---------
                                                                                                              112,573
                                                                                                            ---------
   HONG KONG (11.1%)
   Giordano International Ltd.                                                 24,000                          21,565
   Hang Seng Bank Ltd.                                                          2,000                          17,454
   Hong Kong & China Gas                                                       19,000                          31,074
   International Bank of Asia                                                  55,000                          30,398
   Manhattan Card Co. Ltd.                                                     34,000                          15,165
   National Mutual Asia Ltd.                                                   44,000                          33,847
   Sun Hung Kai Properties Ltd.                                                 4,000                          32,192
   Wing Hang Bank Ltd.                                                          6,000                          19,936
                                                                                                            ---------
                                                                                                              201,631
                                                                                                            ---------
   INDONESIA (1.6%)
   Darya Varia                                                                  5,000                           8,206
   P.T. Hanjaya Mandala Sampoerna                                               2,000                          20,043
                                                                                                            ---------
                                                                                                               28,249
                                                                                                            ---------
   MALAYSIA (5.4%)
   Arab-Malaysia Merchant Bank Berhad                                           2,000                          20,688
   DCB Holdings                                                                 8,000                          21,122
   Malayan Banking Berhad                                                       2,000                          15,842
   Malaysian Assurance Alliance                                                 5,625                          22,165
   United Engineers Berhad                                                      3,000                          18,678
                                                                                                            ---------
                                                                                                               98,495
                                                                                                            ---------
   NETHERLANDS (4.6%)
   Elsevier                                                                     2,000                          27,297
   Heineken                                                                       200                          35,054
   Wolters Kluwer                                                                 250                          21,091
                                                                                                            ---------
                                                                                                               83,442
                                                                                                            ---------

                       RESERVE INTERNATIONAL EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)

                                                                                                               VALUE
   COMMON STOCKS (CONTINUED)                                                   SHARES                        (NOTE 1)
                                                                               ------                        --------
   NORWAY (5.8%)
   Merkantildata                                                                3,500                       $  37,376
   Nera AS                                                                      1,000                          31,409
   Tomra Systems                                                                5,000                          37,298
                                                                                                            ---------
                                                                                                              106,083
                                                                                                            ---------
   SINGAPORE (8.1%)
   City Developments Ltd.                                                       3,000                          20,633
   DBS Land                                                                    12,000                          37,266
   Development Bank of Singapore                                                3,000                          35,097
   Overseas Chinese Bank                                                        3,000                          35,947
   United Overseas Bank Ltd.                                                    2,000                          18,009
                                                                                                            ---------
                                                                                                              146,952
                                                                                                            ---------
   SOUTH AFRICA (4.2%)
   Amalgamated Bank South Africa                                                8,000                          41,325
   South African Breweries Ltd.                                                 1,000                          33,801
                                                                                                            ---------
                                                                                                               75,126
                                                                                                            ---------
   SPAIN (2.3%)
   Centros Commerciales                                                         1,000                          19,469
   Gas Natural                                                                    160                          22,714
                                                                                                            ---------
                                                                                                               42,183
                                                                                                            ---------
   SWEDEN (6.1%)
   Astra AB Ser "A"                                                             1,000                          37,293
   Electra Inst.                                                                  500                          21,887
   Ericsson Telefon                                                             1,200                          28,277
   Wm Data                                                                        600                          22,329
                                                                                                            ---------
                                                                                                              109,786
                                                                                                            ---------
   SWITZERLAND (6.3%)
   ESEC Holdings                                                                   11                          43,783
   Roche Holdings                                                                   3                          22,657
   Sandoz AG                                                                       30                          25,617
   Zuerich Versicherungs                                                           70                          21,491
                                                                                                            ---------
                                                                                                              113,548
                                                                                                            ---------
   THAILAND (5.2%)
   Bank of Ayudhya                                                              5,000                          27,027
   Central Pattana                                                              7,000                          22,814
   Krung Thai Bank                                                              6,000                          22,059
   Tipco Asphalt Co.                                                            4,000                          21,939
                                                                                                            ---------
                                                                                                               93,839
                                                                                                            ---------
   UNITED KINGDOM (7.1%)
   HSBC Holdings                                                                2,500                          37,213
   Rentokil Group                                                               8,000                          39,592
   Standard Chartered                                                           5,500                          51,068
                                                                                                            ---------
                                                                                                              127,873
                                                                                                            ---------
   UNITED STATES (4.5%)
   Banco Ososrno ADR                                                            1,500                          18,563
   Emsotelladora ADR                                                            1,000                          31,875
*  Santa Isabel ADR                                                             1,300                          31,037
                                                                                                            ---------
                                                                                                               81,475
                                                                                                            ---------

                       RESERVE INTERNATIONAL EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)




TOTAL COMMON STOCKS (Cost $1,481,365)(86.1%)                                                               $1,560,794

Other assets, less liabilities (13.9%)                                                                        251,605
                                                                                                           ----------
NET ASSETS (100%)                                                                                          $1,812,399
                                                                                                           ==========

Value of investments are shown as a percentage of Net Assets.


*Non-income producing security.
For federal income tax purposes the tax basis for investments owned at November 30, 1995 was $1,481,365, the aggregate gross unrealized appreciation for all investments was $129,031 and aggregate gross unrealized depreciation for all investments was $49,602.





                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE INFORMED INVESTORS GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Reserve Informed Investors Growth Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

   SECURITY VALUATION

   Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $79,846 and decreased aggregate paid in capital by $79,846.

   EXPENSES

   Each series charged only for its direct or allocated (in proportion to net assets) share of expenses.

   FEDERAL INCOME TAXES

   It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2. INVESTMENT ACTIVITY

   Purchases and sales of securities for the six-months ended November 30, 1995, other than short-term securities, aggregated $5,933,939 and $5,107,240 respectively.




                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE INFORMED INVESTORS GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



3. INVESTMENT MANAGEMENT AGREEMENT

   Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of the Fund.

4. DISTRIBUTION ASSISTANCE

   Pursuant to a Distribution Plan, the Fund will make payments of .25% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period, the Fund paid $11,812 in distribution expenses to RMCI.

5. CAPITAL SHARE TRANSACTIONS

   Transactions in capital stock for the six-months ended November 30, 1995 were as follows:


                                          Shares          Amount
                                         ---------     -----------
Shares:
   Sold                                   208,015      $3,108,321
   Reinvested                              56,312         790,060
   Redeemed                               (77,972)     (1,186,737)
                                         ---------     -----------
   Net Increase in Shares                 186,355      $2,711,644
                                         ========      ==========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE INFORMED INVESTORS GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                        NOVEMBER 30, 1995 - (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $7,726,290)                                                      $ 9,062,213
Cash                                                                       983,235
Receivable for investment securities sold                                  469,827
Dividends receivable                                                           185
                                                                       -----------
   Total Assets                                                         10,515,460
                                                                       -----------


LIABILITIES
Payable for investment securities purchased                                407,216
Payable for fund shares redeemed                                             7,146
Accrued comprehensive fee                                                   12,304
Other payables and accrued expenses                                          6,106
                                                                       -----------
   Total Liabilities                                                       432,772
                                                                       -----------


NET ASSETS                                                             $10,082,688
                                                                       ===========

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                              $       756
Additional paid in capital                                               8,357,873
Accumulated undistributed net realized gain on investments                 388,136
Net unrealized appreciation on investments                               1,335,923
                                                                       -----------

NET ASSETS, at value, applicable to 756,427 outstanding shares
   of Beneficial Interest (Note 5)                                     $10,082,688
                                                                       ===========

NET ASSET VALUE, and redemption price per share
   ($10,082,688 divide 756,427)                                             $13.33
                                                                            ======
Maximum offering price per share (100/95.5 of $13.33)                       $13.96
                                                                            ======





                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE INFORMED INVESTORS GROWTH FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)



                                                                          SIX-MONTHS ENDED
                                                                          NOVEMBER 30, 1995
                                                                          -----------------
INVESTMENT INCOME
Dividends                                                                      $    2,838


EXPENSES
Comprehensive fee (Note 3)                             $   70,872
12b-1 Fee (Note 4)                                         11,812
                                                       ----------
   Total Expenses                                                                  82,684
                                                                               ----------


NET INVESTMENT LOSS                                                               (79,846)
                                                                               ----------

Realized and Unrealized Gain on Investments
Net realized loss on investment securities: (Note 1)
   Proceeds from sales of securities                    5,107,240
   Cost of securities sold                              3,703,277               1,403,963
                                                       ----------
Change in net unrealized appreciation on investments                                5,064
                                                                               ----------
Net realized and unrealized gain on investments                                 1,409,027
                                                                               ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $1,329,181
                                                                               ==========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE INFORMED INVESTORS GROWTH FUND
                STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                                                   DECEMBER 28, 1994
                                                                                                   (COMMENCEMENT OF
                                                             SIX-MONTHS ENDED                     OPERATIONS) THROUGH
                                                             NOVEMBER 30, 1995                        MAY 31, 1995
                                                             -----------------                  -----------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment loss                                          $   (79,846)                          $   (38,948)
   Net realized gain (loss) from investments                      1,403,963                              (220,490)
   Change in net unrealized appreciation from investments             5,064                             1,330,859
                                                                -----------                           -----------
   Net increase in net assets resulting from operations           1,329,181                             1,071,421
                                                                -----------                           -----------
   Distributions to shareholders from net
      investment gain                                              (795,337)                                    0

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
   Net proceeds from sales of shares                              3,108,321                             6,422,521
   Reinvestment of distribution                                     790,060                                     0
   Cost of shares redeemed                                       (1,186,737)                             (656,742)
                                                                -----------                           -----------
   Net increase in net assets resulting from
     share transactions                                           2,711,644                             5,765,779
                                                                -----------                           -----------
NET INCREASE IN NET ASSETS                                        3,245,488                             6,837,200

NET ASSETS:
   Beginning of period                                            6,837,200                                     0
                                                                -----------                           -----------
   END OF PERIOD                                                $10,082,688                           $ 6,837,200
                                                                ===========                           ===========





                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE INFORMED INVESTORS GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)


6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                                                    DECEMBER 28, 1994
                                                                                     (COMMENCEMENT OF
                                                   SIX-MONTHS ENDED                OPERATIONS) THROUGH
                                                   NOVEMBER 30, 1995                   MAY 31, 1995
                                                   -----------------              ---------------------
  NET ASSET VALUE, beginning of period                  $11.99                            $10.00
                                                        ------                            ------
  Income from investment operations
    Net investment loss                                   (.11)                             (.07)
    Net realized and unrealized gain                      2.62                              2.06
                                                        ------                            ------
  Total from investment operations                        2.51                              1.99
  Less distribution from net realized gain               (1.17)                                0
                                                        -------                           ------
  NET ASSET VALUE, end of period                        $13.33                            $11.99
                                                        ======                            ======

  Total Return                                           20.45%(2)                         19.90%(2)


  RATIOS/SUPPLEMENTAL DATA
  ------------------------

  Net assets in thousands, end of period                $10,083                           $6,837
  Ratio of expenses to average net assets                  1.75%(1)                         1.75%(1)
  Ratio of net investmentloss to average
      net assets                                         (1.69)%(1)                       (1.62)%(1)

  Portfolio turnover rate                                   114%(1)                           59%(1)

   --------------------------------

   (1)  Annualized.
   (2) Total return is not annualized, and does not reflect impact of sales load.





                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE INFORMED INVESTORS GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)


  COMMON STOCKS                                                                              VALUE
                                                              SHARES                        (NOTE 1)
                                                              ------                        --------
  COMPUTERS (5.1%)
* Sun Microsystems Inc.                                        6,100                     $   513,163
                                                                                         -----------

  COMPUTER COMMUNICATIONS EQUIPMENT (5.2%)
* 3 Com Corp.                                                 11,500                         526,125
                                                                                         -----------

  ELECTRIC MEASUREMENT & TESTING INSTRUMENTS (6.1%)
* Tencor Instruments                                          10,600                         400,150
* Teradyne Inc.                                                8,300                         216,838
                                                                                         -----------
                                                                                             616,988
                                                                                         -----------
  ELECTROMEDICAL APPARATUS (5.2%)
* Medtronic, Inc.                                              9,500                         521,313
                                                                                         -----------

  ELECTRONIC COMPONENTS (3.3%)
* Read-Rite Corp.                                             12,400                         336,350
                                                                                         -----------

  ELECTRONIC COMPUTER ACCESSORIES (3.2%)
* Kemet Corp.                                                 10,400                         317,200
                                                                                         -----------

  MEAT PACKING PLANTS (5.5%)
  IBP, Inc.                                                    8,900                         556,250
                                                                                         -----------

  PREPACKAGED SOFTWARE (5.0%)
* Cadence Design Systems                                      14,100                         507,600
                                                                                         -----------

  RUBBER & PLASTIC FOOTWEAR (4.8%)
  NIKE Inc.                                                    8,400                         487,200
                                                                                         -----------

  SEMICONDUCTOR, RELATED DEVICE (25.5%)
* Altera Corp.                                                 8,000                         464,000
* Atmel Corp.                                                 14,400                         432,000
* Alliance Semiconductor                                       6,850                         154,125
  LSI Logic Corp.                                              5,600                         234,500
  Linear Technology Corp.                                     11,400                         515,850
* Trident Microsystems Inc.                                   12,000                         421,500
* Xilinx Inc.                                                 10,700                         343,737
                                                                                         -----------
                                                                                           2,565,712
                                                                                         -----------
  SPECIAL INDUSTRIAL MACHINERY (10.5%)
* Applied Materials Inc.                                       8,300                         403,587
* Kulicke & Soffa Industries Inc.                              4,600                         130,525
* Lam Research Corp.                                           5,400                         295,650
* Novellus Systems Inc.                                        3,700                         229,400
                                                                                         -----------
                                                                                           1,059,162
                                                                                         -----------





                       SEE NOTES TO FINANCIAL STATEMENTS.

                     RESERVE INFORMED INVESTORS GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)




  COMMON STOCKS                                                                        VALUE
                                                              SHARES                  (NOTE 1)
                                                              ------                  --------
  SURGICAL MEDICAL INSTRUMENT APPARATUS (2.4%)
* Boston Scientifc Corp.                                       6,000               $   243,000
                                                                                   -----------

  TELEPHONE & TELGRAPH APPARATUS (8.1%)
* U.S. Robotics Corp.                                          7,400                   812,150
                                                                                   -----------

  TOTAL COMMON STOCKS (Cost $7,726,290) (89.9%)                                      9,062,213

  Other assets, less liabilities (10.1%)                                             1,020,475
                                                                                   -----------
  NET ASSETS (100%)                                                                $10,082,688
                                                                                   ===========


  Value of investments are shown as a percentage of Net Assets.
* Non-income producing security.
  For Federal income tax purposes the tax basis of investments owned at November 30, 1995 was $7,726,290, the aggregated gross unrealized appreciation for all investments was $1,984,703 and aggregate gross unrealized depreciation for all investments was $648,780.





                       SEE NOTES TO FINANCIAL STATEMENTS.

                    RESERVE MID-CAP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)



1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Reserve Mid-Cap Growth Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

   SECURITY VALUATION

   Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $11,958, and decreased aggregate paid in capital by $11,958.

   EXPENSES

   Each series is charged only for its direct or allocated (in proportion to net assets) share of expenses.

   FEDERAL INCOME TAXES

   It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2. INVESTMENT ACTIVITY

   Purchases and sales of securities, for the period June 1, 1995 (commencement of operations) through November 30, 1995, other than short-term securities, aggregated $2,438,097 and $943,413 respectively.

                    RESERVE MID-CAP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



3. INVESTMENT MANAGEMENT AGREEMENT

   Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of the Fund. RMCI is a shareholder of the Fund.

4. DISTRIBUTION ASSISTANCE

   Pursuant to a Distribution Plan, the Fund will make payments of .25% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period, the Fund paid $1,760 in distribution expenses to RMCI.

5. CAPITAL SHARE TRANSACTIONS

   Transactions in capital stock for the period June 1, 1995 (commencement of operations) through November 30, 1995 were as follows:


                                   Shares           Amount
                                 ----------      ------------
Shares:
      Sold                         159,909         $1,742,848
      Redeemed                        (455)            (5,087)
                                  --------         ----------
      Net Increase in Shares       159,454         $1,737,761
                                  ========         ==========

                          RESERVE MID-CAP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1995 (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $1,435,165)                                              $  1,629,733
Cash                                                                240,074
                                                               ------------
   Total Assets                                                   1,869,807
                                                               ------------


LIABILITIES
Accrued comprehensive fees                                            2,309
Other payables and accrued expenses                                   6,646
                                                               ------------
   Total Liabilities                                                  8,955
                                                               ------------

NET ASSETS                                                     $  1,860,852
                                                               ============

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                      $        159
Additional paid in capital                                        1,725,644
Accumulated net realized loss on investments                        (59,519)
Net unrealized appreciation on investments                          194,568
                                                               ------------

NET ASSETS, at value, applicable to 159,454 outstanding shares
   of Beneficial Interest (Note 5)                             $  1,860,852
                                                               ============

NET ASSET VALUE, and redemption price per share
  ($1,860,852 / 159,454)                                            $ 11.67
                                                                    =======
Maximum offering price per share (100/95.5 of $11.67)               $ 12.22
                                                                    =======





                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE MID-CAP GROWTH FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)




                                                                      JUNE 1, 1995
                                                                    (COMMENCEMENT OF
                                                                  OPERATIONS) THROUGH
                                                                   NOVEMBER 30, 1995
                                                                   -----------------
INVESTMENT INCOME
Dividends                                                             $      365


EXPENSES
Comprehensive fee (Note 3)                              $   10,563
12b-1 Fee (Note 4)                                           1,760
                                                        ----------
Total expenses                                                            12,323
                                                                      ----------

NET INVESTMENT LOSS                                                      (11,958)
                                                                      ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investment securities: (Note 1)
    Proceeds from sales of securities                      943,413
    Cost of securities sold                              1,002,932       (59,519)
                                                        ----------
Net unrealized appreciation on investments                               194,568
                                                                      ----------
Net realized and unrealized gain on investments                          135,049
                                                                      ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  123,091
                                                                      ==========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                          RESERVE MID-CAP GROWTH FUND
                STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                                                 JUNE 1, 1995
                                                                                               (COMMENCEMENT OF
                                                                                              OPERATIONS) THROUGH
                                                                                               NOVEMBER 30, 1995
                                                                                               -----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                                                                           $   (11,958)
    Net realized loss from investments                                                                (59,519)
    Net unrealized appreciation from investments                                                      194,568
                                                                                                  -----------
    Net increase in net assets resulting from
       operations                                                                                     123,091
                                                                                                  -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
    Net proceeds from sales of shares                                                               1,742,848
    Cost of shares redeemed                                                                            (5,087)
                                                                                                  -----------
    Net increase in net assets resulting from
      share transactions                                                                            1,737,761
                                                                                                  -----------
NET INCREASE IN NET ASSETS                                                                          1,860,852

NET ASSETS:
    Beginning of period                                                                                     0
                                                                                                  -----------
    END OF PERIOD                                                                                 $ 1,860,852
                                                                                                  ===========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                    RESERVE MID-CAP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                       JUNE 1, 1995
                                                                                                     (COMMENCEMENT OF
                                                                                                   OPERATIONS) THROUGH
                                                                                                     NOVEMBER 30, 1995
                                                                                               -----------------------------
    NET ASSET VALUE, beginning of period                                                                      $10.00
                                                                                                              ------
    Income from investment operations
       Net investment loss                                                                                      (.07)
       Net realized and unrealized gain                                                                         1.74
                                                                                                              ------
    Total from investment operations                                                                            1.67
                                                                                                              ------
    NET ASSET VALUE, end of period                                                                            $11.67
                                                                                                              ======

    Total Return                                                                                               16.70%(2)


    RATIOS/SUPPLEMENTAL DATA
    ------------------------

    Net assets in thousands, end of period                                                                    $1,861
    Ratio of expenses to average net assets                                                                     1.75%(1)
    Ratio of net investment loss to average
       net assets                                                                                              (1.70)%(1)

    Portfolio turnover rate                                                                                      147%(1)

    ------------------------

    (1)  Annualized
    (2) Total return is not annualized, and does not reflect impact of sales load.

                          RESERVE MID-CAP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)

                                                                VALUE
  COMMON STOCKS                             SHARES            (NOTE 1)
                                            ------            --------
  BIO-TECHNOLOGY (3.8%)
* BioChem Pharmaceutical Inc.                  750           $  28,875
* Cephalon Inc.                              1,500              41,625
                                                             ---------
                                                                70,500
                                                             ---------
  COMMERCIAL SERVICES (2.3%)
* Corrections Corp. of America               1,400              43,400
                                                             ---------

  COMPUTER NETWORKING (3.4%)
* Bay Networks Inc.                            600              27,000
* 3 COM Corp.                                  800              36,600
                                                             ---------
                                                                63,600
                                                             ---------
  COMPUTER SERVICES (1.9%)
* CACI International                         3,000              36,000
                                                             ---------

  COMPUTER SOFTWARE (14.0%)
* CyCare Systems Inc.                        1,600              44,800
* HBO & Company                                400              29,900
* NetManage Inc.                             2,000              45,250
* Premenos Technology Corp.                    875              37,187
* Quarterdeck Corp.                          1,000              32,000
* Spyglass Inc.                                500              53,625
* Symantec Corp.                               700              18,550
                                                             ---------
                                                               261,312
                                                             ---------
  COMPUTER - PERIPHERAL EQUIPMENT (3.4%)
* Iomega Corp.                               1,500              64,125
                                                             ---------

  ELECTRICAL (1.4%)
* Integrated Device Tech Inc.                1,500              25,500
                                                             ---------

  ELECTRICAL EQUIPMENT (1.9%)
  California Amplifier                       1,200              34,500
                                                             ---------

  ENTERTAINMENT (3.2%)
* Scientific Games Holdings Corp.            1,750              58,844
                                                             ---------

  FINANCIAL/BUSINESS SERVICES (2.6%)
  Schwab (Charles) Corp.                     2,000              48,500
                                                             ---------

  HOSPITAL SUPPLIES (2.8%)
* PLC Systems Inc.                           3,000              51,750
                                                             ---------

  LEISURE TIME (2.3%)
* Ride Inc.                                  2,000              43,000
                                                             ---------

  MEDICAL SUPPLIES (3.6%)
* Coherent, Inc.                             1,600              67,200
                                                             ---------

  OFFICE - BUSINESS EQUIPMENT (5.1%)
* Office Depot                               1,200              29,400
* Staples Inc.                               2,500              63,750
                                                             ---------
                                                                93,150
                                                             ---------

                          RESERVE MID-CAP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)


                                                                       VALUE
  COMMON STOCKS (CONTINUED)                        SHARES            (NOTE 1)
                                                   ------            --------
  RESTAURANTS (8.8%)
* Boston Chicken                                    1,000          $   34,625
* Landry's Seafood Restaurants                        800              12,400
* Lone Star Steakhouse/Saloon                       1,250              49,062
* Outback Steakhouse Inc.                           1,250              45,625
* Starbucks Corp.                                     500              21,125
                                                                   ----------
                                                                      162,837
                                                                   ----------
  RETAIL (3.3%)
* Best Buy Co.                                        700              14,350
  Just For Feet Inc.                                1,400              47,775
                                                                   ----------
                                                                       62,125
                                                                   ----------
  RETAIL - SPECIALTY (4.2%)
* Corporate Express Inc.                            1,500              40,125
  Micro Warehouse                                     800              37,600
                                                                   ----------
                                                                       77,725
                                                                   ----------
  SEMICONDUCTOR - RELATED DEVICE (5.1%)
* Cyrix Corp.                                       1,700              57,588
  LTX Corp.                                         3,000              37,125
                                                                   ----------
                                                                       94,713
                                                                   ----------
  TELECOMMUNICATIONS (11.2%)
* Boston Technology Inc.                            3,000              43,125
* Cascade Communications                              400              34,900
* Interdigital Communications Corp.                 5,000              42,500
* Madge Networks Inc.                               1,101              49,614
  Wireless Telecom Group Inc.                       2,250              38,813
                                                                   ----------
                                                                      208,952
                                                                   ----------
  TRANSPORTATION (3.3%)
* Value Jet Airlines                                2,000              62,000
                                                                   ----------

  TOTAL COMMON STOCK (Cost 1,435,165) (87.6%)                       1,629,733

  Other assets, less liabilities (12.4%)                              231,119
                                                                   ----------
  NET ASSETS (100%)                                                $1,860,852
                                                                   ==========


  Value of investments are shown as a percentage of Net Assets.
* Non-income producing security.
  For federal income tax purposes the tax basis for investments owned at November 30, 1995 was $1,435,165, the aggregate gross unrealized appreciation for all investments was $245,379 and aggregate gross unrealized depreciation for all investments was $50,811.



                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE NORTH AMERICAN GROWTH FUND (THE "FUND")
                        NOTES TO FINANCIAL STATEMENTS
                        NOVEMBER 30, 1995 (UNAUDITED)



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Reserve North American Growth Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $12,378, and decreased aggregate paid in capital by $12,378.

     EXPENSES

     Each series is charged only for its direct or allocated (in proportion to net assets) share of expenses.

     FEDERAL INCOME TAXES

     It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2.   INVESTMENT ACTIVITY

     Purchases and sales of securities, for the period June 1, 1995 (commencement of operations) through November 30, 1995, other than short-term securities, aggregated $1,444,769 and $264,701 respectively.

               RESERVE NORTH AMERICAN GROWTH FUND (THE "FUND")
                        NOTES TO FINANCIAL STATEMENTS
                NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)


3.   INVESTMENT MANAGEMENT AGREEMENT

     Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of the Fund. RMCI is a shareholder of the Fund.

4.   DISTRIBUTION ASSISTANCE

     Pursuant to a Distribution Plan, the Fund will make payments of 1.00% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period, the Fund paid $6,098 in distribution expenses to RMCI.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions in capital stock for the period June 1, 1995
     (commencement of operations) through November 30, 1995 were as follows:

                                      Shares          Amount
                                     --------       ----------
Shares:
     Sold                             146,314       $1,520,664
     Redeemed                          (1,071)         (12,060)
                                     --------       ----------
     Net Increase in Shares           145,243       $1,508,604
                                     ========       ==========

                     RESERVE NORTH AMERICAN GROWTH FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                       NOVEMBER 30, 1995 - (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $1,161,316)                                                                 $  1,265,364
Cash                                                                                   337,001
Receivable for fund shares sold                                                         29,000
Dividends receivable                                                                       685
                                                                                  ------------
    Total Assets                                                                     1,632,050
                                                                                  ------------


LIABILITIES
Payable for investment securities purchased                                             47,340
Accrued comprehensive fee                                                                1,913
Other accrued expenses                                                                   1,275
                                                                                  ------------
    Total Liabilities                                                                   50,528
                                                                                  ------------

NET ASSETS                                                                        $  1,581,522
                                                                                  ============

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                                         $        145
Additional paid in capital                                                           1,496,081
Accumulated net realized loss on investments                                           (18,752)
Net unrealized appreciation on investments                                             104,048
                                                                                  ------------

NET ASSETS, at value, applicable to 145,243 outstanding shares
    of Beneficial Interest (Note 5)                                               $  1,581,522
                                                                                  ============

NET ASSET VALUE, and redemption price per share ($1,581,522 / 145,243)                 $ 10.89
                                                                                       =======




                      SEE NOTES TO FINANCIAL STATEMENTS.

                       RESERVE NORTH AMERICAN GROWTH FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)


                                                                                        JUNE 1, 1995
                                                                                      (COMMENCEMENT OF
                                                                                    OPERATIONS) THROUGH
                                                                                     NOVEMBER 30, 1995
                                                                                     -----------------
INVESTMENT INCOME
Dividends                                                                              $     2,866


EXPENSES
Comprehensive fee (Note 3)                                     $    9,146
12b-1 Fee (Note 4)                                                  6,098
                                                               ----------
Total expenses                                                                              15,244
                                                                                        ----------

NET INVESTMENT LOSS                                                                        (12,378)
                                                                                        ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities: (Note 1)
     Proceeds from sales of securities                            264,701
     Cost of securities sold                                      283,453                  (18,752)
                                                                 --------
Net unrealized appreciation on investments                                                 104,048
                                                                                       -----------
Net realized and unrealized gain on investments                                             85,296
                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $    72,918
                                                                                       ===========



                      SEE NOTES TO FINANCIAL STATEMENTS.

                      RESERVE NORTH AMERICAN GROWTH FUND
               STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                         JUNE 1, 1995
                                                                       (COMMENCEMENT OF
                                                                      OPERATIONS) THROUGH
                                                                       NOVEMBER 30, 1995
                                                                       -----------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
     Net investment loss                                                  $   (12,378)
     Net realized loss from investments                                       (18,752)
     Net unrealized appreciation from investments                             104,048
                                                                          -----------
     Net increase in net assets resulting from
        operations                                                             72,918
                                                                          -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
     Net proceeds from sales of shares                                      1,520,664
     Cost of shares redeemed                                                  (12,060)
                                                                          -----------
     Net increase in net assets resulting from
       share transactions                                                   1,508,604
                                                                          -----------
NET INCREASE IN NET ASSETS                                                  1,581,522

NET ASSETS:
     Beginning of period                                                            0
                                                                          -----------
     END OF PERIOD                                                        $ 1,581,522
                                                                          ===========



                      SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE NORTH AMERICAN GROWTH FUND (THE "FUND")
                        NOTES TO FINANCIAL STATEMENTS
                NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                   JUNE 1, 1995
                                                                 (COMMENCEMENT OF
                                                               OPERATIONS) THROUGH
                                                                 NOVEMBER 30, 1995
                                                           ----------------------------
     NET ASSET VALUE, beginning of period                             $10.00
                                                                      ------
     Income from investment operations
          Net investment loss                                           (.09)
          Net realized and unrealized gain                               .98
                                                                      ------
     Total from investment operations                                    .89
                                                                      ------
     NET ASSET VALUE, end of period                                   $10.89
                                                                      ======

     Total Return                                                       8.90%(2)


     RATIOS/SUPPLEMENTAL DATA
     ------------------------

     Net assets in thousands, end of period                           $1,582
     Ratio of expenses to average net assets                            2.50%(1)
     Ratio of net investment loss to average
        net assets                                                    (2.03)%(1)

     Portfolio turnover rate                                              47%(1)

     --------------------------------

     (1)  Annualized
     (2)  Total return is not annualized

                      RESERVE NORTH AMERICAN GROWTH FUND
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                        NOVEMBER 30, 1995 (UNAUDITED)



     COMMON STOCKS                                                                                   VALUE
                                                                               SHARES               (NOTE 1)
                                                                               ------               --------
     AIR TRANSPORT (2.5%)
     Atlantic Southeast Airlines Inc.                                           1,500               $  39,375
                                                                                                    ---------

     BANKS (1.7%)
     Cole Taylor Financial Group                                                1,000                  26,750
                                                                                                    ---------

     BUSINESS EQUIPMENT/SERVICE (3.4%)
     Equifax Inc.                                                               1,300                  54,438
                                                                                                    ---------

     CHEMICAL SPECIALTY (3.0%)
     Raychem Corp.                                                                900                  46,800
                                                                                                    ---------

     COMMUNICATION - NETWORK (3.8%)
     HBO & Co.                                                                    800                  59,800
                                                                                                    ---------

     COMPUTERS (6.7%)
*    Gateway 2000                                                               1,600                  44,200
     Hewlett - Packard                                                            750                  62,156
                                                                                                    ---------
                                                                                                      106,356
                                                                                                    ---------
     COMPUTERS - PERIPHERAL EQUIPMENT (1.6%)
*    Dialogic Corp.                                                               800                  25,400
                                                                                                    ---------

     COMPUTER SERVICES (2.5%)
*    Acxiom Corp.                                                               1,350                  38,812
                                                                                                    ---------

     ELECTRIC MEASUREMENT & TESTING INSTRUMENT (4.5%)
*    Input/Output Inc.                                                            900                  41,513
*    Landmark Graphics                                                          1,500                  30,000
                                                                                                    ---------
                                                                                                       71,513
                                                                                                    ---------
     FINANCE - PERSONAL LOANS (3.2%)
     MBNA Corp.                                                                 1,250                  50,469
                                                                                                    ---------

     HEALTH (1.8%)
*    American Medical Response                                                  1,000                  28,625
                                                                                                    ---------

     HOME BUILDIINGS (3.4%)
     Oakwood Homes                                                              1,300                  53,300
                                                                                                    ---------

     LIFE INSURANCE (1.9%)
     American Bankers Insurance Group                                             850                  30,706
                                                                                                    ---------

     MACHINERY - CONSTRUCTION (1.8%)
*    Insituform Technology                                                      2,500                  29,062
                                                                                                    ---------

     MANAGED CARE (6.1%)
*    PhyCor Inc.                                                                2,175                  97,331
                                                                                                    ---------

     MEDICAL - HMO (2.5%)
*    Foundation Health                                                            850                  38,888
                                                                                                    ---------

                      RESERVE NORTH AMERICAN GROWTH FUND
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)

     COMMON STOCKS (CONTINUED)
                                                                                                     VALUE
                                                                               SHARES               (NOTE 1)
                                                                               ------             -----------
     MISCELLANEOUS METALS (2.7%)
*    Wolverine Tube                                                             1,250             $    42,344
                                                                                                  -----------

     OIL/GAS EQUIPMENT SERVICES (1.8%)
     Tidewater Inc.                                                             1,000                  28,625
                                                                                                  -----------

     PAPER (2.3%)
     Mead Corp.                                                                   650                  37,131
                                                                                                  -----------

     POLLUTION CONTROL (1.7%)
     Newpark Resources                                                          1,470                  26,276
                                                                                                  -----------

     RETAIL (7.8%)
     Casey's General Stores Inc.                                                2,000                  46,500
*    Proffitts Inc.                                                             1,450                  39,150
     Tandy Corp.                                                                  800                  38,100
                                                                                                  -----------
                                                                                                      123,750
                                                                                                  -----------
     SPECIAL INDUSTRIAL MACHINERY (3.1%)
     Black & Decker Corp.                                                       1,300                  48,588
                                                                                                  -----------

     TELECOMMUNICATIONS (1.5%)
*    Symmetricom Inc.                                                           1,600                  24,200
                                                                                                  -----------

     TEXTILE PRODUCTS (2.4%)
*    Westpoint Stevens                                                          2,100                  37,800
                                                                                                  -----------

     TOOLS (3.7%)
     Danaher Corp.                                                              1,900                  58,425
                                                                                                  -----------

     TOYS (2.6%)
     Mattel, Inc.                                                               1,450                  40,600
                                                                                                  -----------


     TOTAL COMMON STOCKS (Cost 1,161,316) (80.0%)                                                   1,265,364

     Other assets, less liabilities (20.0%)                                                           316,158
                                                                                                  -----------
     NET ASSETS                                                                                   $ 1,581,522
                                                                                                  ===========


     Value of investments are shown as a percentage of Net Assets.
*    Non-income producing security.
     For federal income tax purposes the tax basis for investments owned at November 30, 1995 was $1,161,316, the aggregate gross unrealized appreciation for all investments was $154,051 and aggregate gross unrealized depreciation for all investments was $50,003.


                      SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE BLUE CHIP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Reserve Blue Chip Growth Fund is a separate series of shares issued by The Reserve Private Equity Series (the "Trust"). The Trust was formed under Delaware law as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. There are an unlimited number of shares of beneficial interest of $.001 par value authorized in each series. The accounting policies summarized below are consistently followed in the preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at value. A security listed or traded on an exchange is valued at its last sale price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market is valued at the mean between its quoted bid and asked prices.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of securities are reported on the identified cost basis for both financial statement and Federal income tax purposes.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. The effect of these differences for the six-months ended November 30, 1995 decreased undistributed net investment loss by $15,782, and decreased aggregate paid in capital by $15,782.

     EXPENSES

     Each series is charged only for its direct or allocated (in proportion to net assets) share of expenses.

     FEDERAL INCOME TAXES

     It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

2.   INVESTMENT ACTIVITY

     Purchases and sales of securities, for the six-months ended November 30, 1995, other than short-term securities, aggregated $2,378,375 and $1,169,825 respectively.

                   RESERVE BLUE CHIP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



3.   INVESTMENT MANAGEMENT AGREEMENT

     Reserve Management Company, Inc. (RMCI), serves as the Fund's investment adviser and pays substantially all ordinary operating expenses of the Fund for which it receives a comprehensive fee at an annual rate of 1.50% of the average daily net assets of the Fund. Both RMCI and the Sub-Adviser, Trainer, Wortham & Company are shareholders of the Fund.

4.   DISTRIBUTION ASSISTANCE

     Pursuant to a Distribution Plan, the Fund will make payments of .25% per annum of the average daily net assets of shareholder accounts as to which the payee has rendered distribution assistance. During the period, the Fund paid $4,024 in distribution expenses to RMCI.

5.   CAPITAL SHARE TRANSACTIONS

     Transactions in capital stock for the six-months ended November 30, 1995 were as follows:


                                            Shares                              Amount
                                          ----------                          ----------
Shares:
     Sold                                    121,840                          $1,625,196
     Reinvested                               12,752                             164,889
     Redeemed                                (29,701)                           (410,663)
                                          ----------                          ----------
     Net Increase in Shares                  104,891                          $1,379,422
                                          ==========                          ==========

                         RESERVE BLUE CHIP GROWTH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1995 (UNAUDITED)



ASSETS
Investment in securities, at value
(cost $3,017,459)                                                                                          $ 3,464,750
Cash                                                                                                           105,431
Dividends receivable                                                                                             3,113
                                                                                                           -----------
    Total Assets                                                                                             3,573,294
                                                                                                           -----------


LIABILITIES
Accrued comprehensive fee                                                                                        4,291
Other payables and accured expenses                                                                                924
                                                                                                           -----------
    Total Liabilities                                                                                            5,215
                                                                                                           -----------

NET ASSETS                                                                                                 $ 3,568,079
                                                                                                           ===========

NET ASSETS CONSIST OF (Note 1):
Capital Stock (Par Value $.001 per share)                                                                  $       271
Additional paid in capital                                                                                   3,095,411
Accumulated undistributed net realized gain on investments                                                      25,106
Net unrealized appreciation on investments                                                                     447,291
                                                                                                           -----------
NET ASSETS, at value, applicable to 270,650 outstanding shares
    of Beneficial Interest (Note 5)                                                                        $ 3,568,079
                                                                                                           ===========

NET ASSET VALUE, and redemption price per share ($3,568,079 / 270,650)                                         $ 13.18
                                                                                                               =======
Maximum offering price per share (100/95.5 of $13.18)                                                          $ 13.80
                                                                                                               =======





                       SEE NOTES TO FINANCIAL STATEMENTS.

                         RESERVE BLUE CHIP GROWTH FUND
                     STATEMENT OF OPERATIONS - (UNAUDITED)




                                                                                                    SIX MONTHS ENDED
                                                                                                    NOVEMBER 30, 1995
                                                                                                    -----------------
INVESTMENT INCOME
Dividends                                                                                                $ 12,382


EXPENSES
Comprehensive fee (Note 3)                                               $   24,140
12b-1 Fee (Note 4)                                                            4,024
                                                                         ----------
    Total expenses                                                                                         28,164
                                                                                                         --------

NET INVESTMENT LOSS                                                                                       (15,782)
                                                                                                         --------

Realized and Unrealized Gain on Investments
Net realized gain on investment securities: (Note 1)
    Proceeds from sales of securities                                     1,169,825
    Cost of securities sold                                               1,072,381                        97,444
                                                                         ----------
Net unrealized appreciation on investments                                                                278,429
                                                                                                         --------
Net realized and unrealized gain on investments                                                           375,873
                                                                                                         --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $360,091
                                                                                                         ========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                         RESERVE BLUE CHIP GROWTH FUND
                STATEMENT OF CHANGES IN NET ASSETS - (UNAUDITED)


                                                                                                       OCTOBER 28, 1994
                                                                                                       (COMMENCEMENT OF
                                                                     SIX MONTHS ENDED                 OPERATIONS) THROUGH
                                                                    NOVEMBER 30, 1995                     MAY 31, 1995
                                                                    -----------------               -----------------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
    Net investment loss                                                 $  (15,782)                         $   (5,361)
    Net realized gain from investments                                      97,444                              92,552
    Change in net unrealized appreciation from investments                 278,429                             168,862
                                                                        ----------                          ----------
    Net increase in net assets resulting from operations                   360,091                             256,053
                                                                        ----------                          ----------
    Distributions to shareholders from net
       investment gain                                                    (164,889)                                  0
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
    Net proceeds from sales of shares                                    1,625,196                           2,257,822
    Reinvestment of distributions                                          164,889                                   0
    Cost of shares redeemed                                               (410,663)                           (520,420)
                                                                        ----------                          ----------
    Net increase in net assets resulting from
      share transactions                                                 1,379,422                           1,737,402
                                                                        ----------                          ----------
NET INCREASE IN NET ASSETS                                               1,574,624                           1,993,455

NET ASSETS:
    Beginning of period                                                  1,993,455                                   0
                                                                        ----------                          ----------
    END OF PERIOD                                                       $3,568,079                          $1,993,455
                                                                        ==========                          ==========





                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE BLUE CHIP GROWTH FUND (THE "FUND")
                         NOTES TO FINANCIAL STATEMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)



6.  FINANCIAL HIGHLIGHTS (FOR ONE SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                                  OCTOBER 28, 1994
                                                                                                  (COMMENCEMENT OF
                                                            SIX-MONTHS ENDED                     OPERATIONS) THROUGH
                                                            NOVEMBER 30, 1995                       MAY 31, 1995
                                                            -----------------                  -----------------------
    NET ASSET VALUE, beginning of period                          $12.03                                 $10.00
                                                                  ------                                 ------
    Income from investment operations
         Net investment loss                                        (.06)                                  (.03)
         Net realized and unrealized gain                           1.85                                   2.06
                                                                  ------                                 ------
    Total from investment operations                                1.79                                   2.03
                                                                  ------                                 ------
    Less distribution from net realized gain                       (0.64)                                     0
                                                                  ------                                 ------
    NET ASSET VALUE, end of period                                $13.18                                 $12.03
                                                                  ======                                 ======

    Total Return                                                   14.98%(2)                              20.30%(2)


    RATIOS/SUPPLEMENTAL DATA
    ------------------------

    Net assets in thousands, end of period                        $3,568                                 $1,993
    Ratio of expenses to average net assets
       before waivers                                               1.75%(1)                               1.75%(1)
    Ratio of expenses to average net assets,
       net of waiver                                               -----                                   1.73%(1)
    Ratio of net investment loss to average
       net assets, before waivers                                   (.98)%(1)                              (.72)%(1)
    Ratio of net investment loss to average
       net assets, net of waiver                                   -----                                   (.70)%(1)

    Portfolio turnover rate                                           76%(1)                                 68%(1)

    ---------------------------------

    (1)  Annualized
    (2) Total return is not annualized, and does not reflect impact of sales load.

                         RESERVE BLUE CHIP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         NOVEMBER 30, 1995 (UNAUDITED)



   COMMON STOCKS                                                                                                VALUE
                                                                               SHARES                          (NOTE 1)
                                                                               ------                          --------
   BANKS (3.2%)
   Banc One Corp                                                                3,000                          $114,375
                                                                                                               --------

   BEVERAGES (3.8%)
*  Pepsi-Cola Puerto Rico Bottling Inc.                                        10,000                           137,500
                                                                                                               --------

   BUSINESS EQUIPMENT (3.8%)
   Xerox Corp.                                                                  1,000                           137,125
                                                                                                               --------

   CHEMICALS (3.6%)
   First Mississippi Corp.                                                      5,000                           127,500
                                                                                                               --------

   COMMUNICATION - NETWORK (3.5%)
   Capital Cities/ABC Inc.                                                      1,000                           123,625
                                                                                                               --------

   COMPUTERS (4.1%)
   International Business Machine Corp.                                         1,500                           144,937
                                                                                                               --------

   COMPUTER-PERIPHERAL EQUIPMENT (2.9%)
   Motorola, Inc.                                                               1,700                           104,125
                                                                                                               --------

   COMPUTER SOFTWARE (6.6%)
*  CUC International Inc.                                                       3,000                           114,000
   National Data Corp.                                                          5,000                           121,875
                                                                                                               --------
                                                                                                                235,875
                                                                                                               --------
   DRUGS (3.4%)
   Abbott Laboratories                                                          3,000                           121,875
                                                                                                               --------
   ELECTRICAL EQUIPMENT (1.7%)
*  American Superconductor Corp.                                                5,000                            61,250
                                                                                                               --------

   ENTERTAINMENT (4.0%)
*  Viacom Inc. - CI.B                                                           3,000                           143,625
                                                                                                               --------

   FINANCIAL SERVICES (3.4%)
   Citicorp                                                                     1,700                           120,275
                                                                                                               --------

   HOUSEHOLD FURNISHINGS APPLIANCE (3.5%)
*  Department 56 Inc.                                                           3,000                           123,750
                                                                                                               --------

   MISCELLANEOUS MANUFACTURING (2.8%)
   Warnaco Group, Inc.                                                          4,000                           101,000
                                                                                                               --------

   MULTI-LINE INSURANCE (3.8%)
   American International Group Inc.                                            1,500                           134,625
                                                                                                               --------

                         RESERVE BLUE CHIP GROWTH FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                 NOVEMBER 30, 1995 - (CONTINUED) - (UNAUDITED)

   COMMON STOCKS (CONTINUED)                                                                                    VALUE
                                                                               SHARES                          (NOTE 1)
                                                                               ------                         ---------
   OFFICE - BUSINESS EQUIPMENT (2.1%)
*  SGS - Thomson                                                                2,000                        $   74,500
                                                                                                             ----------

   OIL/GAS EQUIPMENT SERVICES (4.9%)
*  Petroleum Geo-Services - ADR                                                 4,000                            79,000
   Schlumberger Ltd.                                                            1,500                            95,250
                                                                                                             ----------
                                                                                                                174,250
                                                                                                             ----------
   PHARMACEUTICALS (10.1%)
   Johnson & Johnson                                                            2,000                           173,250
   Merck & Co.                                                                  3,000                           185,625
                                                                                                             ----------
                                                                                                                358,875
                                                                                                             ----------
   PUBLISHING (4.7%)
*  Harte-Hanks Communications Inc.                                              5,000                           166,250
                                                                                                             ----------

   RETAIL SPECIALTIES (2.5%)
   Home Depot Inc.                                                              2,000                            88,750
                                                                                                             ----------

   RETAIL STORES-DEPARTMENT (3.3%)
*  Federated Department Stores Inc.                                             4,000                           116,500
                                                                                                             ----------

   SEMICONDUCTOR - RETAIL DEVICE (2.0%)
   Intel Corp.                                                                  1,200                            73,050
                                                                                                             ----------

   SPECIAL INDUSTRIAL MACHINERY (5.5%)
*  Thermo Electron Corp.                                                        4,000                           198,000
                                                                                                             ----------

   TELECOMMUNICATIONS (3.0%)
*  CommNet Cellular Inc.                                                        4,000                           108,500
                                                                                                             ----------

   TELECOMMUNICATIONS EQUIPMENT (4.9%)
*  Glenayre Technologies Inc.                                                   3,050                           174,613
                                                                                                             ----------

   TOTAL COMMON STOCKS (Cost $3,017,459) (97.1%)                                                              3,464,750

   Other assets, less liabilities (2.9%)                                                                        103,329
                                                                                                             ----------
   NET ASSETS (100%)                                                                                         $3,568,079
                                                                                                             ==========

   Value of investments are shown as a percentage of Net Assets.
* Non-income producing security. For federal income tax purposes the tax basis for investments owned at November 30, 1995 was $3,017,459, the aggregate gross unrealized appreciation for all investments was $536,316 and aggregate gross unrealized depreciation for all investments was $89,025.





                       SEE NOTES TO FINANCIAL STATEMENTS.